Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee has adopted a policy governing equity awards that are granted to our executive officers and employees and members of our Board. This policy provides that equity awards will be granted either by our Board or the Compensation Committee at a meeting or by unanimous written consent, subject to equity award guidelines adopted by our Compensation Committee. Generally, new hire awards are granted effective on the 5th day of the month for employees who have commenced employment on or prior to the 15th day of the preceding month. Additionally, promotion and discretionary awards for our executive officers are granted effective on the 5th day of March, June, September, or December, and on the 5th day of any month for non-executive employees. Refresh awards and certain promotion awards made in connection with Workday’s annual review cycle will be effective on a date occurring in March, April, or May that is designated by the Board or the Compensation Committee prior to the end of the immediately preceding calendar year, in each case unless otherwise approved by our Board or the Compensation Committee. Our Compensation Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation. The exercise price of all stock options and SARs must be equal to or greater than the fair market value of our common stock, as defined in the applicable equity incentive plan, on the date of grant.

Award Timing Method	Generally, new hire awards are granted effective on the 5th day of the month for employees who have commenced employment on or prior to the 15th day of the preceding month. Additionally, promotion and discretionary awards for our executive officers are granted effective on the 5th day of March, June, September, or December, and on the 5th day of any month for non-executive employees. Refresh awards and certain promotion awards made in connection with Workday’s annual review cycle will be effective on a date occurring in March, April, or May that is designated by the Board or the Compensation Committee prior to the end of the immediately preceding calendar year, in each case unless otherwise approved by our Board or the Compensation Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our Compensation Committee does not grant option awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false